Related Party Transactions and Balances (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Principal		$ 1,605,446
China Merchants Bank [Member] | A non-controlling shareholder of the Company [Member]
Related Party Transaction [Line Items]
Interest Rate	12.00%
China Merchants Bank [Member] | From January 27, 2015 to December 26, 2015 | A non-controlling shareholder of the Company [Member]
Related Party Transaction [Line Items]
Principal		$ 1,605,446